DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED JULY 1, 2015

TO THE SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2015

IMPORTANT NOTICE

Effective July 1, 2015, Matthew Schoenfeld serves as an assistant portfolio manager of the Fund. Accordingly, the following information is added to the existing disclosure under “Portfolio Managers” on page 6 of the Summary Prospectus:

Matthew Schoenfeld

Assistant Portfolio Manager of DCM

Assistant Portfolio Manager of the Fund

since 7/15

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.